DoubleLine Yield Opportunities Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.2%
1,715,906	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(i)	01/15/2046	1,751,695
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	4,105,236
1,681,905	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,679,517
11,327,000	LendingClub Receivables Trust, Series 2020-5A-B	7.50	% (a)	03/15/2046	11,692,658
868,376	MACH Cayman Ltd., Series 2019-1-B	4.34	% (a)	10/15/2039	835,093
2,363,803	Mosaic Solar Loan Trust, Series 2017-1A-R1	0.00	% (a)(b)(i)	06/20/2042	2,337,951
3,984,193	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	4,014,221
5,000,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	5,269,924
20,000	SoFi Professional Loan Program, Series 2018-C-R1	0.06	% (a)(i)	01/25/2048	484,221
1,251,174	START Ireland, Series 2019-1-C	6.41	% (a)(i)	03/15/2044	1,001,139
4,436,169	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	4,459,552
4,000	Upstart Securitization Trust, Series 2021-2-CERT	0.11	% (i)	06/20/2031	4,022,263

Total Asset Backed Obligations (Cost $39,092,301)					41,653,470

Bank Loans - 7.5%
1,210,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	1,263,016
790,000	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	799,875
3,206,131	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	3,160,956
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	1,190,058
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
2,663,986	(1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	2,669,979
298,302	(3 Month LIBOR USD + 7.50%, 1.00% Floor) (3 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	298,974
610,000	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	609,905
2,050,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	2,084,337
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	307,859
1,445,000	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	1,424,828
365,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		04/06/2028	368,309
896,357	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/21/2024	904,707
1,320,363	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		10/02/2025	1,314,461
493,590	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	486,262
1,860,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan	5.75	% (c)	06/29/2026	1,864,659

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,970,000	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	2,977,440
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%)	8.25%		02/09/2029	4,455,000
1,197,000	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		09/15/2027	1,202,237
2,520,000	Curium BidCo SARL, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 0.75% Floor)	8.50%		10/27/2028	2,570,400
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		02/19/2029	950,970
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	3,861,750
915,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	916,716
3,360,000	Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	3,385,553
745,000	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	721,022
1,966,751	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,967,981
1,350,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	1,373,625
1,110,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	1,118,786
415,000	ION Trading Finance Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.92%		03/31/2028	417,334
845,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	847,522
250,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan	5.50	% (c)	06/30/2028	248,750
2,969,620	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	2,969,620
329,175	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	327,289
2,173,625	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	2,184,493
400,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	427,728
3,949,622	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	3,953,730
599,861	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	601,361
987,374	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.59%		11/28/2025	908,759
42,813	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (e)	11/16/2027	43,045
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
26,809	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	26,954
1,300,379	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	1,307,427
375,000	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan	9.00	% (c)	06/04/2026	381,562
465,000	Orbcomm, Inc., Senior Secured First Lien Term Loan	5.00	% (c)	06/17/2028	464,709
260,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	260,732

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,471,313	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/31/2025	1,401,425
605,000	Solmax U.S. LP, Senior Secured First Lien Term Loan	0.00	% (c)	06/28/2028	604,244
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.75%		09/22/2028	755,625
843,575	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.18%		04/16/2026	823,544
5,000,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	5,086,725
1,472,460	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	1,548,189
2,750,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	2,806,141
743,114	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	714,452

Total Bank Loans (Cost $71,924,848)					73,361,025

Collateralized Loan Obligations - 15.1%
1,450,000	Apidos Ltd., Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.88	% (a)	10/22/2030	1,381,314
1,000,000	Apidos, Series 2020-34A-E (3 Month LIBOR USD + 7.25%, 7.25% Floor)	7.49	% (a)	01/20/2033	1,012,491
2,300,000	Atrium, Series 15A-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.17	% (a)	01/23/2031	2,303,388
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.50%, 6.50% Floor)	0.00	% (a)(l)	07/25/2034	2,970,000
1,500,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	0.00	% (a)(l)	04/15/2036	1,501,125
2,000,000	Barings Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.58	% (a)	10/15/2032	2,013,386
750,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	10/15/2031	736,127
1,000,000	Canyon Capital Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.58	% (a)	10/15/2031	1,003,742
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	6.36	% (a)	07/15/2034	2,000,000
1,000,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.19	% (a)	04/15/2034	989,826
3,000,000	Cathedral Lake Ltd., Series 2013-1A-BR (3 Month LIBOR USD + 2.30%)	2.48	% (a)	10/15/2029	2,944,965
500,000	Cathedral Lake Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	3.88	% (a)	07/15/2032	500,704
1,068,000	Cathedral Lake Ltd., Series 2019-3A-C1 (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.94	% (a)	10/20/2032	1,072,409
3,800,000	Catskill Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.00%)	6.19	% (a)	04/20/2029	3,778,904
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	6.83	% (a)	07/16/2030	743,531
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (3 Month LIBOR USD + 5.90%, 5.90% Floor)	6.08	% (a)	04/24/2031	3,274,795
3,000,000	CIFC Funding Ltd., Series 2015-2A-ER2 (3 Month LIBOR USD + 6.81%, 6.81% Floor)	6.99	% (a)	04/15/2030	3,007,714
500,000	CIFC Funding Ltd., Series 2016-1A-D2R (3 Month LIBOR USD + 4.43%)	4.62	% (a)	10/21/2031	501,138

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	CIFC Funding Ltd., Series 2017-5A-D (3 Month LIBOR USD + 6.10%)	6.29	% (a)	11/16/2030	496,931
3,000,000	CIFC Funding Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18	% (a)	07/15/2032	3,004,334
2,000,000	CIFC Funding Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.08%, 7.08% Floor)	7.26	% (a)	07/15/2032	2,002,691
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	7.03	% (a)	01/15/2034	1,515,127
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	0.00	% (a)(l)	07/15/2033	500,000
2,000,000	Dryden Ltd., Series 2017-54A-E (3 Month LIBOR USD + 6.20%)	6.39	% (a)	10/19/2029	1,986,000
1,000,000	Dryden Ltd., Series 2020-77A-ER (3 Month LIBOR USD + 5.87%, 5.87% Floor)	6.00	% (a)	05/20/2034	993,139
2,500,000	Dryden Senior Loan Fund, Series 2021-87A-E (3 Month LIBOR USD + 6.15%, 6.15% Floor)	0.00	% (a)(l)	05/20/2034	2,500,000
5,000,000	GoldenTree Loan Management Ltd., Series 2019-6A-E (3 Month LIBOR USD + 5.22%, 5.22% Floor)	5.41	% (a)	01/20/2033	4,828,770
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	10/20/2029	1,487,735
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	5.28	% (a)	02/05/2031	950,592
2,000,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.68	% (a)	10/15/2030	1,938,812
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.39	% (a)	10/20/2027	982,556
2,500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	6.68	% (a)	07/29/2030	2,489,567
2,500,000	Madison Park Funding Ltd., Series 2019-36A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.93	% (a)	01/15/2033	2,522,025
3,000,000	Madison Park Funding Ltd., Series 2020-45A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18	% (a)	07/15/2031	3,003,363
1,500,000	Madison Park Funding Ltd., Series 2020-45A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.58	% (a)	07/15/2031	1,501,720
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	0.00	% (a)(l)	07/15/2034	2,500,000
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.13	% (a)	07/17/2034	1,999,998
750,000	Magnetite Ltd., Series 2020-26A-D (3 Month LIBOR USD + 4.56%)	4.74	% (a)	07/15/2030	751,070
1,000,000	Magnetite Ltd., Series 2020-28A-E (3 Month LIBOR USD + 7.08%, 7.08% Floor)	7.26	% (a)	10/25/2031	1,004,890
4,000,000	Milos Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	6.34	% (a)	10/20/2030	3,952,400
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.45	% (a)	04/15/2034	2,477,627
5,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	7.99	% (a)	01/20/2033	5,063,004
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.69	% (a)	10/20/2032	1,513,058
500,000	OCP Ltd., Series 2020-19A-D (3 Month LIBOR USD + 4.47%, 4.47% Floor)	4.66	% (a)	07/20/2031	500,797
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.46%, 6.46% Floor)	6.65	% (a)	04/20/2031	1,502,334

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.78	% (a)	10/25/2032	751,871
4,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.79%, 6.79% Floor)	6.98	% (a)	07/20/2032	4,010,338
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	0.11	% (a)(d)(i)	10/25/2032	4,513,567
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.97	% (a)	05/12/2031	497,501
1,000,000	Octagon Investment Partners Ltd., Series 2020-3A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.19	% (a)	10/20/2031	1,005,485
2,700,000	Octagon Investment Partners Ltd., Series 2020-3A-E (3 Month LIBOR USD + 7.66%, 7.66% Floor)	7.85	% (a)	10/20/2031	2,731,664
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.67	% (a)	04/15/2034	3,999,592
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.16	% (a)	11/18/2031	977,204
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	0.00	% (a)(l)	07/02/2035	3,000,000
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	0.00	% (a)(l)	07/20/2034	500,000
5,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.99	% (a)	04/15/2036	4,938,570
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.96	% (a)	04/15/2036	988,547
3,000,000	Sound Point Ltd.	0.01	% (a)(c)	07/20/2034	2,970,000
1,000,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	4.29	% (a)	01/15/2033	1,006,703
2,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	4.89	% (a)	07/20/2030	2,005,198
4,000,000	Sound Point Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.24%, 7.24% Floor)	7.42	% (a)	10/25/2031	4,042,202
7,000,000	Sound Point Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.36%, 6.36% Floor)	0.00	% (a)(l)	07/25/2034	6,857,900
2,000,000	Thompson Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.31%, 6.31% Floor)	6.51	% (a)	04/15/2034	1,987,325
2,000,000	TICP Ltd., Series 2017-9A-D (3 Month LIBOR USD + 2.90%)	3.09	% (a)	01/20/2031	1,993,840
1,000,000	Treman Park Ltd., Series 2015-1A-DRR (3 Month LIBOR USD + 2.65%, 2.65% Floor)	2.84	%(a)	10/20/2028	1,005,067
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.34	% (a)	07/20/2032	3,036,509
2,000,000	Voya Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.90%, 5.90% Floor)	6.09	% (a)	10/18/2031	1,913,790
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	6.20	% (a)	06/07/2030	1,325,767
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.48	% (a)	01/15/2032	1,987,896
1,000,000	Voya Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.43	% (a)	07/16/2031	1,001,881
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.69	% (a)	07/20/2030	987,500
2,500,000	Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	0.00	% (a)(l)	04/15/2035	2,504,123

Total Collateralized Loan Obligations (Cost $144,327,406)					148,244,139

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 24.3%
2,550,000	ABM Investama Tbk PT	7.13%		08/01/2022	2,472,225
903,880	Aeropuertos Argentina S.A. (PIK 9.38%)	6.88	% (a)	02/01/2027	785,440
1,700,000	AES Andres B.V.	5.70	% (a)	05/04/2028	1,763,750
1,000,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	853,965
4,000,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	4,274,000
2,400,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (f)	05/25/2025	2,433,119
2,780,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (f)	07/31/2024	2,832,140
1,573,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,761,556
1,000,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	1,031,020
6,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	7,470,000
500,000	Alpha Holdings S.A.	10.00%		12/19/2022	97,500
2,500,000	Alpha Holdings S.A.	9.00%		02/10/2025	491,563
1,000,000	Alpha Holdings S.A.	9.00	% (a)	02/10/2025	196,625
4,000,000	Altice France S.A.	6.00	% (a)	02/15/2028	3,988,720
4,000,000	AMS AG	7.00	% (a)	07/31/2025	4,323,300
1,400,000	Atento Luxco 1 S.A.	8.00	% (a)	02/10/2026	1,527,638
1,868,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	1,875,481
4,185,000	Braskem Idesa S.A.P.I.	7.45%		11/15/2029	4,449,994
2,350,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	2,581,193
2,000,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,128,630
200,000	Central China Real Estate Ltd.	7.25%		04/24/2023	190,505
4,650,000	Central China Real Estate Ltd.	7.25%		07/16/2024	4,051,327
400,000	Central China Real Estate Ltd.	7.25%		08/13/2024	345,002
2,866,000	CIFI Holdings Group Company Ltd. (5 Year CMT Rate + 8.57%)	5.38	% (f)	08/24/2022	2,913,462
1,828,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	2,103,836
2,000,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,117,520
149,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	142,296
3,000,000	Cosan Overseas Ltd.	0.00%		12/29/2049	3,086,250
4,600,000	Credito Real S.A.B. de C.V.	9.50%		02/07/2026	4,293,272
2,700,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	2,428,110
1,400,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	1,097,131
1,000,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	783,665
1,000,000	CSN Islands Corporation	6.75	% (a)	01/28/2028	1,107,250
2,675,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	2,544,139
3,015,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,155,268
1,277,370	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	1,323,215
200,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	232,370
3,350,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	3,362,663
4,600,000	FS Luxembourg SARL	10.00	% (a)	12/15/2025	5,152,207
8,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	8,876,320
3,000,000	Geopark Ltd.	5.50%		01/17/2027	3,033,780
2,812,000	Gilex Holding SARL	8.50%		05/02/2023	2,872,275
2,217,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,975,890
1,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	890,010
3,500,000	Grupo Axo SAPI de C.V.	5.75	% (a)	06/08/2026	3,504,777

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
294,687	Guara Norte SARL	5.20	% (a)	06/15/2034	307,594
900,000	Hidrovias International Finance SARL	4.95	% (a)	02/08/2031	915,750
3,700,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,908,125
3,800,000	Indika Energy Capital III Pte Ltd.	5.88%		11/09/2024	3,855,879
500,000	Indika Energy Capital IV Pte Ltd.	8.25	% (a)	10/22/2025	532,485
600,000	Intelligent Packaging Ltd.	6.00	% (a)	09/15/2028	625,593
2,600,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	2,602,158
1,100,000	Investment Energy Resources Ltd.	6.25	% (a)	04/26/2029	1,192,125
4,600,000	Kosmos Energy Ltd.	7.13%		04/04/2026	4,574,769
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	3,542,814
1,200,000	LMIRT Capital Pte Ltd.	7.25%		06/19/2024	1,251,095
700,000	Logan Group Corporation Ltd. (5 Year CMT Rate + 6.00%)	7.00	% (f)	05/31/2022	703,500
1,800,000	Medco Bell Pte Ltd.	6.38%		01/30/2027	1,859,112
1,000,000	Medco Bell Pte Ltd.	6.38	% (a)	01/30/2027	1,032,840
1,500,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	1,643,933
3,600,000	Metinvest B.V.	7.75%		10/17/2029	4,008,294
3,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,800,545
2,300,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	2,287,925
1,550,000	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,557,750
1,400,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (f)	01/15/2025	1,502,375
1,500,000	Nexa Resources S.A.	5.38%		05/04/2027	1,615,095
500,000	Nexa Resources S.A.	6.50	% (a)	01/18/2028	565,497
4,550,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	4,692,188
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,326,765
1,600,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	1,612,000
2,600,000	Pertamina Persero PT	4.15%		02/25/2060	2,620,802
4,500,000	Peru LNG SRL	5.38%		03/22/2030	3,896,303
4,300,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,306,880
4,400,000	RKP Overseas Finance	7.95	% (f)	02/17/2022	4,358,200
1,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (f)	11/18/2024	984,305
2,000,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	1,887,682
2,900,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	2,660,766
3,600,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	3,648,420
1,100,000	Simpar Europe S.A.	5.20	% (a)	01/26/2031	1,130,668
1,050,000	Sixsigma Networks Mexico SA de CV	7.50%		05/02/2025	963,580
4,200,000	TBLA International Pte Ltd.	7.00%		01/24/2023	4,023,600
4,700,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	4,985,525
1,165,000	Telesat LLC	5.63	% (a)	12/06/2026	1,170,825
3,020,000	Tervita Corporation	11.00	% (a)	12/01/2025	3,387,625
400,000	Theta Capital Pte Ltd.	8.13%		01/22/2025	417,012
4,900,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	4,833,358
1,000,000	Transportadora de Gas del Sur S.A.	6.75%		05/02/2025	938,760
2,500,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	2,629,988
600,000	Tupy Overseas S.A.	4.50	% (a)	02/16/2031	599,787
3,000,000	TV Azteca S.A.	8.25%		08/09/2024	1,515,000
3,155,106	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,232,059

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,200,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	2,070,761
2,550,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	2,390,625
2,600,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	2,822,456
4,700,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (f)	02/27/2025	4,807,630
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	2,196,663
4,000,000	Vertical Holding Company GMBH	7.63	% (a)	07/15/2028	4,348,760
700,000	Volcan Cia Minera SAA	4.38	% (a)	02/11/2026	695,289
4,600,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	3,628,572

Total Foreign Corporate Bonds (Cost $222,484,605)					238,588,506

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.3%
2,300,000	Brazilian Government International Bond	4.75%		01/14/2050	2,238,038
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,400,014
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,693,750
900,000	El Salvador Government International Bond	7.12%		01/20/2050	769,500
4,700,000	Mexico Government International Bond	4.50%		01/31/2050	5,006,910
400,000	Ukraine Government International Bond	7.25%		03/15/2033	417,740

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $11,777,620)					12,525,952

Non-Agency Commercial Mortgage Backed Obligations - 28.8%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.07	% (a)	04/15/2034	7,541,419
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.07	% (a)	06/15/2035	1,540,834
5,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.47	% (a)	09/15/2036	4,902,875
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (a)(d)(g)	05/15/2061	1,535,624
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (a)(d)(g)	05/15/2061	566,418
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (a)(d)(g)	05/15/2061	1,461,156
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (a)(d)(g)	02/15/2052	1,314,377
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (a)(d)(g)	02/15/2052	645,732
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (a)(d)(g)	02/15/2052	311,259
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (a)(d)(g)	02/15/2052	384,582
10,000,000	BBCMS Mortgage Trust, Series 2018-RRI-F (1 Month LIBOR USD + 4.65%, 4.65% Floor)	4.72	% (a)	02/15/2033	10,077,294
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.72	% (a)(d)	04/15/2053	2,969,783
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	6,057,931
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.96	% (a)(d)	07/15/2051	6,940,085
2,975,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	2,991,426
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	5,125,589
1,880,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.67	% (a)	04/15/2034	1,853,598
3,500,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.08	% (a)	06/15/2023	3,515,288
2,500,000	BX Trust, Series 2021-VIEW-G (1 Month LIBOR USD + 4.93%, 4.93% Floor)	5.08	% (a)	06/15/2023	2,513,318

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(d)	02/10/2048	4,993,818
3,425,000	Citigroup Commercial Mortgage Trust, Series 2018-C6-D	5.23	% (a)(d)	11/10/2051	3,732,732
5,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	12/15/2036	4,922,623
5,114,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-E	2.60	% (a)	02/15/2053	4,198,585
73,498,495	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-XA	0.91	% (d)(g)	11/10/2046	1,200,194
4,021,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-D	4.04	% (d)	02/10/2049	4,080,397
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.10	% (a)(d)	01/15/2049	4,573,869
108,434,088	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.00	% (d)(g)	09/15/2050	2,634,059
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-D	2.50	% (a)	03/15/2053	2,243,074
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (a)	03/15/2053	2,176,031
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.23	% (a)(d)(g)	03/15/2053	1,137,965
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (a)(d)(g)	12/15/2049	731,388
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	4.56	% (a)	12/15/2030	6,334,569
5,000,000	CSMC Trust, Series 2020-WHHQ-A (1 Month LIBOR USD + 3.42%, 4.42% Floor)	4.42	% (a)	02/10/2023	5,023,934
4,400,000	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.32	% (a)	08/15/2035	4,349,126
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	3.49	% (a)	08/15/2035	3,936,010
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.76	% (a)(d)	06/05/2035	1,870,479
4,622,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.48	% (d)	05/10/2049	4,515,532
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	3,833,251
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	3,643,648
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.59	% (a)	11/25/2025	3,663,664
1,514,756	FREMF Mortgage Trust, Series 2016-KF14-B (1 Month LIBOR USD + 8.80%)	8.89	% (a)	01/25/2023	1,539,857
2,892,292	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.77	% (a)	02/25/2023	2,935,561
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.73	% (a)	03/25/2026	2,010,053
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	06/25/2023	2,382,923
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.24	% (a)	09/25/2023	1,233,333
4,097,797	FREMF Mortgage Trust, Series 2016-KSW1-B (1 Month LIBOR USD + 5.95%)	6.04	% (a)	02/25/2026	4,169,300
9,458,174	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	9,548,393
8,316,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.81	% (a)	12/15/2036	8,181,810
4,705,255	GS Mortgage Securities Corporation Trust, Series 2018-HULA-G (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	07/15/2025	4,534,486
2,149,788	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.46	% (a)(d)	02/10/2048	2,190,787
2,720,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(d)	11/10/2047	1,831,228
7,824,704	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.34	% (d)(g)	10/10/2049	406,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.12	% (a)	07/15/2036	3,926,996
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(g)	07/15/2036	14,934
29,686,482	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.76	% (d)(g)	09/15/2047	512,632
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(d)	02/15/2048	2,025,674
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.56	% (d)(g)	05/13/2053	878,752
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	2.10	% (a)(d)(g)	05/13/2053	1,467,023
600,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(d)	02/10/2042	583,580
4,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	05/15/2023	4,023,144
5,022,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.28	% (d)	03/15/2048	5,010,905
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(d)	12/15/2047	4,758,873
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	3,293,398
4,750,000	Morgan Stanley Capital Trust, Series 2012-C4-C	5.60	% (a)(d)	03/15/2045	4,759,261
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (a)	12/15/2051	1,760,625
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	05/15/2036	4,456,801
5,201,467	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	08/15/2034	5,233,706
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.10%, 3.95% Floor)	4.18	% (a)	11/11/2034	3,886,040
4,000,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.95	% (a)	06/15/2026	4,017,156
7,500,000	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.27	% (a)	03/15/2038	7,542,467
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(d)	12/15/2050	4,381,677
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.44	% (d)	12/15/2051	2,679,185
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.91	% (a)	02/15/2032	4,689,744
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.22	% (a)(d)	03/10/2046	6,868,004
3,643,697	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.27	% (a)(d)	10/15/2044	3,333,344
7,046,905	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (d)	10/15/2048	6,995,815
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.23	% (d)	05/15/2048	7,724,605
4,554,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.85	% (d)	12/15/2048	4,567,945
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (a)	03/15/2059	1,905,143
2,114,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (d)	06/15/2049	2,001,822
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,984,038

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $263,943,170)					283,290,856

Non-Agency Residential Collateralized Mortgage Obligations - 13.6%
10,765,531	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.31%		10/25/2036	5,827,884
7,135,058	Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.00% Cap)	0.63%		08/25/2035	4,893,210

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	10,308,234
9,956,000	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	4.19	% (a)	07/25/2039	10,157,082
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	3.49	% (a)	10/25/2039	3,943,371
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.89	% (a)(d)	05/25/2065	10,079,536
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	5.86	% (a)(d)	09/27/2060	1,536,616
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (a)(d)	05/25/2065	8,460,933
1,493,537	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(h)	08/25/2025	1,524,685
7,467,087	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.29%		06/25/2037	3,894,334
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.40	% (a)(d)	05/24/2060	4,236,199
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.40	% (a)(d)	05/24/2060	2,870,773
11,750,000	Progress Residential Trust, Series 2019-SFR2-G	5.09	% (a)	05/17/2036	12,208,062
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (a)	09/17/2036	4,079,680
5,000,000	PRPM LLC, Series 2020-3-A2	5.07	% (a)(h)	09/25/2025	5,030,050
5,200,764	TBW Mortgage-Backed Trust, Series 2007-2-A1A	5.96	% (d)	07/25/2037	2,533,276
1,500,000	Velocity Commercial Capital Loan Trust, Series 2016-1-M5	8.64	% (a)(d)	04/25/2046	1,543,224
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M4	7.23	% (d)	10/25/2046	1,016,558
255,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M5	8.23	% (d)	10/25/2046	264,580
7,345,038	Velocity Commercial Capital Loan Trust, Series 2020-MC1-A	4.50	% (a)(d)	06/25/2045	7,361,573
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (a)(d)	05/25/2060	2,614,399
3,035,000	Verus Securitization Trust, Series 2020-3-B1	4.92	% (a)(d)	04/25/2060	3,081,208
3,478,000	Verus Securitization Trust, Series 2020-3-B2	5.19	% (a)(d)	04/25/2060	3,555,472
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (a)(d)	05/25/2065	5,118,366
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (a)(d)	03/25/2060	1,286,787
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (a)(d)	03/25/2060	3,437,668
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (a)(d)	03/25/2065	9,231,625
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (a)(d)	04/25/2065	3,510,620

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $125,509,692)					133,606,005

US Corporate Bonds - 22.1%
3,280,000	Air Methods Corporation	8.00	% (a)	05/15/2025	3,103,700
5,130,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	5,397,940
7,425,000	Allied Universal Holding Company	9.75	% (a)	07/15/2027	8,186,062
1,855,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	1,878,187
1,080,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	1,169,100
2,375,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	2,438,436
2,000,000	Banff Merger Sub, Inc.	9.75	% (a)	09/01/2026	2,107,500
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	2,548,131
535,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	573,889
985,000	Carlson Travel, Inc.	6.75	% (a)	12/15/2025	909,603
5,330,000	Carnival Corporation	11.50	% (a)	04/01/2023	6,005,178
595,000	Carnival Corporation	7.63	% (a)	03/01/2026	647,062
5,995,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	6,276,465
3,315,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	3,402,168
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	1,933,234

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,490,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	2,612,969
405,000	Coty, Inc.	6.50	% (a)	04/15/2026	411,095
1,365,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,388,205
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	3,797,125
3,895,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	4,211,917
1,320,000	Delta Air Lines, Inc.	7.00	% (a)	05/01/2025	1,541,329
4,000,000	Eldorado Resorts, Inc.	8.13	% (a)	07/01/2027	4,453,800
5,583,000	Embarq Corporation	8.00%		06/01/2036	6,336,147
1,540,000	Endo Finance LLC	6.13	% (a)	04/01/2029	1,511,125
4,395,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	4,357,225
2,505,000	EQM Midstream Partners LP	6.50	% (a)	07/01/2027	2,800,390
2,665,000	Ferrellgas Escrow LLC	5.88	% (a)	04/01/2029	2,635,019
1,500,000	Flex Acquisition Company, Inc.	7.88	% (a)	07/15/2026	1,565,242
3,000,000	Flexential Intermediate Corporation	11.25	% (a)	08/01/2024	3,283,125
1,200,000	Frontier Communications Corporation	6.75	% (a)	05/01/2029	1,278,324
1,265,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,383,398
965,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	986,230
3,000,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	3,351,060
1,777,355	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	2,097,278
1,010,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	1,019,039
2,560,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	2,564,403
3,215,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	3,383,932
1,695,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	1,760,003
1,840,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,814,562
1,420,000	Mileage Plus Holdings LLC	6.50	% (a)	06/20/2027	1,565,195
2,005,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	2,116,739
785,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	820,325
5,765,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	6,060,456
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,744,541
215,000	OPE KAG Finance Sub, Inc.	7.88	% (a)	07/31/2023	215,215
650,000	Par Petroleum LLC	12.88	% (a)	01/15/2026	739,375
780,000	Park River Holdings, Inc.	5.63	% (a)	02/01/2029	760,013
2,145,000	PBF Holding Company LLC	9.25	% (a)	05/15/2025	2,163,651
1,250,000	Performance Food Group, Inc.	6.88	% (a)	05/01/2025	1,336,794
3,835,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	4,232,881
4,250,000	PowerTeam Services LLC	9.03	% (a)	12/04/2025	4,680,313
7,250,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	8,038,220
4,105,000	Realogy Group LLC	7.63	% (a)	06/15/2025	4,457,866
1,250,000	Realogy Group LLC	5.75	% (a)	01/15/2029	1,308,488
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	238,347
3,305,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	3,598,385
895,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	898,356
2,635,000	SEG Holding LLC	5.63	% (a)	10/15/2028	2,770,571
2,968,000	SunCoke Energy Partners Finance Corporation	7.50	% (a)	06/15/2025	3,083,900
3,410,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	3,701,691
885,000	TMS International Corporation	6.25	% (a)	04/15/2029	930,356

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
780,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	844,966
4,798,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	5,034,637
2,365,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	2,374,141
3,356,000	Triumph Group, Inc.	8.88	% (a)	06/01/2024	3,737,762
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	6,489,000
7,500,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	8,102,700
1,500,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	1,650,458
1,785,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,924,569
2,460,000	Uniti Group LP	6.50	% (a)	02/15/2029	2,469,582
2,845,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	3,086,256
4,000,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	4,220,120
2,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	2,562,816
2,165,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	2,551,323
1,805,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,886,857
2,540,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	2,573,693
4,948,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	4,842,484

Total US Corporate Bonds (Cost $205,204,506)					216,932,639

US Government and Agency Mortgage Backed Obligations - 9.5%
9,250,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	5.34	% (a)	01/25/2050	9,280,797
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%, 4.80% Floor)	4.89	% (a)	02/25/2050	2,988,572
6,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	5.67	% (a)	12/25/2050	6,277,454
1,200,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	4.19	% (a)	03/25/2050	1,242,828
22,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.69	% (a)	03/25/2050	23,503,601
9,750,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	7.42	% (a)	11/25/2050	11,454,222
12,066,848	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.83	% (g)(m)	09/15/2043	2,254,466
4,058,714	Federal Home Loan Mortgage Corporation, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (g)(m)	02/15/2042	854,800
4,315,421	Federal Home Loan Mortgage Corporation, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (g)(m)	11/15/2040	589,015
8,670,464	Federal Home Loan Mortgage Corporation, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.08	% (g)(m)	10/15/2042	1,618,437
4,536,439	Federal Home Loan Mortgage Corporation, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (g)(m)	01/15/2047	989,396
19,508,691	Federal Home Loan Mortgage Corporation, Series 4863-IA	4.50	% (g)	03/15/2045	2,182,937
12,424,763	Federal National Mortgage Association, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (g)(m)	11/25/2042	2,265,817
14,498,023	Federal National Mortgage Association, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (g)(m)	08/25/2042	2,814,346
8,610,522	Federal National Mortgage Association, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (g)(m)	09/25/2047	1,607,418
11,196,031	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (g)(m)	06/25/2049	2,088,596
49,756,611	Federal National Mortgage Association, Series 2019-M26-X1	0.72	% (d)(g)	03/25/2030	1,983,731

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,415,229	Federal National Mortgage Association, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 6.10% Cap)	6.08	% (g)(m)	08/25/2050	5,116,955
16,484,936	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (g)(m)	02/20/2045	2,851,337
10,845,092	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (g)(m)	04/20/2048	1,871,600
10,986,352	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.28	% (g)(m)	07/20/2044	1,978,350
19,274,419	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.53	% (g)(m)	07/16/2045	3,113,915
7,316,967	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (g)(m)	09/20/2047	1,535,895
36,617,188	Government National Mortgage Association, Series 2020-88-IO	0.93	% (d)(g)	04/16/2060	2,713,004

Total US Government and Agency Mortgage Backed Obligations (Cost $96,399,802)					93,177,489

Common Stocks - 1.1%
650,000	AGNC Investment Corporation				10,978,500

Total Common Stocks (Cost $8,298,946)					10,978,500

Preferred Stocks - 1.0%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%)	6.13	% (f)	04/15/2025	10,020,000

Total Preferred Stocks (Cost $8,673,632)					10,020,000

Short Term Investments - 3.0%
9,859,251	First American Government Obligations Fund - Class U	0.03	% (j)		9,859,251
9,859,251	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (j)		9,859,251
9,859,251	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (j)		9,859,251

Total Short Term Investments (Cost $29,577,753)					29,577,753

Total Investments - 131.5% (Cost $1,227,214,281) (k)					1,291,956,334
Liabilities in Excess of Other Assets - (31.5)%					(309,361,666)

NET ASSETS - 100.0%					$982,594,668

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Principal only security

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $43,045 or 0.0% of net assets.

(f)	Perpetual Maturity

(g)	Interest only security

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(i)	Value determined using significant unobservable inputs.

(j)	Seven-day yield as of period end

(k)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(l)	The final coupon rate has not been established as of period end.

(m)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	28.8%
Foreign Corporate Bonds	24.3%
US Corporate Bonds	22.1%
Collateralized Loan Obligations	15.1%
Non-Agency Residential Collateralized Mortgage Obligations	13.6%
US Government and Agency Mortgage Backed Obligations	9.5%
Bank Loans	7.5%
Asset Backed Obligations	4.2%
Short Term Investments	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Common Stocks	1.1%
Preferred Stocks	1.0%
Other Assets and Liabilities	(31.5)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	28.8%
Collateralized Loan Obligations	15.1%
Non-Agency Residential Collateralized Mortgage Obligations	13.6%
US Government and Agency Mortgage Backed Obligations	9.5%
Energy	6.6%
Real Estate	5.5%
Commercial Services	4.2%
Asset Backed Obligations	4.2%
Technology	3.5%
Electronics/Electric	3.3%
Aerospace & Defense	3.2%
Short Term Investments	3.0%
Telecommunications	3.0%
Finance	3.0%
Media	2.3%
Utilities	2.3%
Healthcare	2.0%
Mining	2.0%
Retailers (other than Food/Drug)	1.5%
Consumer Products	1.4%
Chemicals/Plastics	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Chemical Products	1.1%
Automotive	1.0%
Leisure	0.9%
Insurance	0.8%
Financial Intermediaries	0.7%
Containers and Glass Products	0.7%
Transportation	0.7%
Food Products	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Building and Development (including Steel/Metals)	0.6%
Industrial Equipment	0.6%
Business Equipment and Services	0.6%
Diversified Manufacturing	0.4%
Environmental Control	0.4%
Food/Drug Retailers	0.3%
Construction	0.3%
Pharmaceuticals	0.3%
Banking	0.2%
Cosmetics/Toiletries	0.0%	(n)
Other Assets and Liabilities	(31.5)%

	100.0%

(n)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. The Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board. The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$29,577,753
Common Stocks	10,978,500
Preferred Stocks	10,020,000

Total Level 1	50,576,253
Level 2
Non-Agency Commercial Mortgage Backed Obligations	283,290,856
Foreign Corporate Bonds	238,588,506
US Corporate Bonds	216,932,639
Collateralized Loan Obligations	143,730,572
Non-Agency Residential Collateralized Mortgage Obligations	133,606,005
US Government and Agency Mortgage Backed Obligations	93,177,489
Bank Loans	73,361,025
Asset Backed Obligations	32,056,201
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	12,525,952

Total Level 2	1,227,269,245
Level 3
Asset Backed Obligations	9,597,269
Collateralized Loan Obligations	4,513,567

Total Level 3	14,110,836

Total	$1,291,956,334

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at Period End 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$1,365,335	$2,836	$5,463	$—	$6,169,778	$(284,094)	$2,337,951	$—	$9,597,269	$115,515
Collateralized Loan Obligations	—	—	131,067	—	4,382,500	—	—	—	4,513,567	—

Total	$1,365,335	$2,836	$136,530	$—	$10,552,278	$(284,094)	$2,337,951	$—	$14,110,836	$115,515

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$9,597,269	Market Comparables	Market Quotes	$80.02 -$100,556.59 ($42,316.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,513,567	Market Comparables	Market Quotes	$90.27 ($90.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.